Basis of Presentation and Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Summary of Basic and Diluted Net Income (Loss) per Common Share
The tables below present a reconciliation of the numerator and denominator used to compute basic and diluted net income per share for each class of common stock:

	For The Three Months Ended September 30,
	2022		2021
	Class A	Class F	Class A	Class F
Basic and diluted net income per common stock:
Numerator:
Allocation of net income, basic	$232,854	$58,213	$3,757,295	$939,324
Allocation of net income, diluted	232,854	58,213	3,757,295	939,324
Denominator:
Basic weighted average common stock outstanding	40,000,000	10,000,000	40,000,000	10,000,000
Diluted weighted average common stock outstanding	40,000,000	10,000,000	40,000,000	10,000,000

Basic net income per common stock	$0.01	$0.01	$0.09	$0.09

Diluted net income per common stock	$0.01	$0.01	$0.09	$0.09

	For The Nine Months Ended September 30,
	2022		2021
	Class A	Class F	Class A	Class F
Basic and diluted net income per common stock:
Numerator:
Allocation of net income, basic	$7,595,876	$1,898,969	$12,363,724	$3,437,383
Allocation of net income, diluted	7,595,876	1,898,969	12,325,118	3,475,989
Denominator:
Basic weighted average common stock outstanding	40,000,000	10,000,000	35,457,875	9,858,059
Diluted weighted average common stock outstanding	40,000,000	10,000,000	35,457,875	10,000,000

Basic net income per common stock	$0.19	$0.19	$0.35	$0.35

Diluted net income per common stock	$0.19	$0.19	$0.35	$0.35

The table below presents a reconciliation of the numerator and denominator used to compute basic and diluted net loss per share for each class of common stock:

	For the Year Ended December 31, 2021
	Class A	Class F
Basic and diluted net income per common stock:
Numerator:
Allocation of net income	$14,109,019	$3,813,712

Denominator:
Basic and diluted weighted average common stock outstanding	36,602,740	9,893,836

Basic and diluted net income per common stock	$0.39	$0.39

	For the Period From October 2, 2020 (inception) through December 31, 2020
	Class A	Class F
Basic and diluted net loss per common stock:
Numerator:
Allocation of net loss	$—	$(3,329)

Denominator:
Basic and diluted weighted average common stock outstanding	0	7,500,000

Basic and diluted net loss per common stock	$—	$(0.00)